Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income	$ 62,855	$ 179,635	$ 60,538
Net Income (Loss) Available to Common Stockholders, Basic	$ 62,855	$ 176,927	$ 57,142
Weighted average number of common shares - basic (in shares)	156,323,348	130,136,228	85,882,685
Dilutive effect of stock-based awards (in shares)	242,067	581,481	364,452
Weighted average number of common shares - diluted (in shares)	156,565,415	130,717,709	86,247,137
Earnings per common share:
Basic (in dollars per share)	$ 0.40	$ 1.36	$ 0.67
Diluted (in dollars per share)	$ 0.40	$ 1.35	$ 0.66
Entities under Common Control [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income	$ 0	$ 2,708	$ 3,396